As filed with the Securities and Exchange	Registration No. 333-85618
Commission on May 28, 2008	Registration No. 811-07935

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[	]
Post-Effective Amendment No. 29	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[ X ]

SEPARATE ACCOUNT NY-B (Exact Name of Registrant)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
1000 Woodbury Road, Suite 208
Woodbury, NY 11797
(800) 963-9539
(Address and Telephone Number of Depositor’s Principal Offices)

John S. (Scott) Kreighbaum, Esq.
ReliaStar Life Insurance Company of New York
1475 Dunwoody Drive
West Chester, PA 19380
(610) 425-3404

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[	]	immediately upon filing pursuant to paragraph (b) of Rule 485
[	]	on (date) pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ X ]		on August 15, 2008 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[	]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Deferred Combination Variable and Fixed Annuity Contracts

EXPLANATORY NOTE: Parts A and B of this Post-Effective Amendment No. 29 incorporate Parts A and B of Post Effective Amendment No. 28 to this Registration Statement, as filed on April 10, 2008
(Accession No. 0000836687-08-000171). This amendment further supplements the prospectus and does not otherwise delete, amend or supersede any other information in this registration statement, as previously amended, including exhibits and undertakings.

THE INFORMATION IN THIS SUPPLEMENT IS NOT COMPLETE AND MAY BE
CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION
STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS
EFFECTIVE. THIS SUPPLEMENT IS NOT AN OFFER TO SELL THESE
SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUPPLEMENT Dated [ ], 2008 To The Prospectus Dated April 28, 2008

For ING Empire Traditions Variable Annuity Issued By ReliaStar Life Insurance Company of New York Through Its Separate Account NY-B

This supplement updates the current prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

The ING LifePay Plus and ING Joint LifePay Plus riders have been updated and, beginning on and after [  ], 2008, are available to purchase with a Contract. Please see below for eligibility details. Or contact us for more information.

1)	Under “FEES AND EXPENSES,” replace the “Optional Living Benefit Rider Charges” tables with:

Optional Living Benefit Rider Charges[1]

Minimum Guaranteed Accumulation Benefit “MGAB” rider:

Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)

1.00% of the MGAB Charge Base[2]	0.65% of the MGAB Charge Base[2]

Minimum Guaranteed Income Benefit “MGIB” rider:

Maximum Annual Charge	Current Annual Charge

1.50% of the MGIB Benefit Base[3]	0.75% of the MGIB Benefit Base[3]

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:

Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)

2.00% of the ING LifePay Plus Base[4]	0.60% of the ING LifePay Plus Base[4]

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:

Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)

1.50% of the ING LifePay Plus Base[5]	XXX% of the ING LifePay Plus Base[5]

1	Optional rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. The basis for an optional rider charge may be a charge base, benefit base or contract value, as applicable. Optional rider

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charges are deducted from the contract value in your subaccount allocations. You may add only one optional rider to your Contract.

	2	The MGAB Charge Base is calculated based on total premiums and any premium credits, if applicable, within a two-year period from the rider date. Please see “Charges and Fees - Optional Rider Charges – Minimum Guaranteed Accumulation Benefit (MGAB)” and “Living Benefit Riders – Minimum Guaranteed Accumulation Benefit Rider (the “MGAB” rider)” later in this prospectus for more information.

	3	The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base and is calculated based on eligible premiums and premium credits, if applicable. Please see “Charges and Fees – Optional Rider Charges – Minimum Guaranteed Income Benefit (MGIB)” and “Living Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” later in this prospectus for more information.

	4	The ING LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The ING LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The current charge can increase upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five contract years. For more information about the ING LifePay Plus Base and Quarterly Ratchet, please see “Charges and Fees – Optional Rider Charges – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge” and “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider – Quarterly Ratchet.”

	5	The ING LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The ING LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The current charge can increase upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five contract years. For more information about the ING LifePay Plus Base and Quarterly Ratchet, please see “Charges and Fees – Optional Rider Charges ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider Charge” and “Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider – Quarterly Ratchet.”

2)	Also under “FEES AND EXPENSES,” replace the “Separate Account Annual Charges Tables,” and the introductory paragraph preceding them, with:

The next two tables show the total annual charges you could pay based on the amounts you have invested in the subaccounts (unless otherwise indicated), for the Contract and each death benefit and the most expensive combination of riders possible. Maximum and current charges are shown, but not the Annual Contract
Administrative Charge. Also, these tables do not show the Trust or Fund Expenses. Please note that the bases for some charges may differ somewhat. For example, the charge for the ING Joint LifePay Plus rider is based on the
ING LifePay Plus Base, which can be higher than contract value, leading to higher charges than would be the case if it were based on contract value. Nevertheless, for purposes of these tables, we have assumed that the value of the amounts invested in the subaccounts and the ING LifePay Plus Base are both the same as the contract value. The charge for the Premium Credit Option lasts for your first seven contract years following the credit.

Separate Account Annual Charge Tables

MAXIMUM CHARGES	Option	Option	Option

	Package I	Package II	Package III

Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Premium Credit Option Charge	0.50%	0.50%	0.50%
Maximum ING Joint LifePay MGWB Rider
Charge (as percentage of the ING LifePay
Plus Base)	1.50%	1.50%	1.50%
Total	3.25%	3.45%	3.60%

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CURRENT CHARGES	Option	Option	Option

	Package I	Package II	Package III

Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Premium Credit Option Charge	0.50%	0.50%	0.50%
Current ING Joint LifePay MGWB Rider
Charge (as percentage of the ING LifePay
Plus Base)	XXX%	XXX%	XXX%
Total	XXX%	XXX%	XXX%

3)	Also under “FEES AND EXPENSES,” replace the “Example,” and the introductory paragraphs preceding them, with:

Example
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example assumes that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the most expensive death benefit option and the most expensive living benefit rider. The example also assumes that your investment has a 5% return each year and assumes the maximum Trust or Fund Expenses. Excluded are the premium credit option and its charge, premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender or annuitize* your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$XXX	$XXX	$XXX	$XXX

2) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$XXX	$XXX	$XXX	$XXX

*	Surrender charges may apply if you choose to annuitize your Contract within the first year, and under certain circumstances, within the first seven contract years.

Compensation is paid for the sale of the Contracts. For information about this compensation, see “Other Contract Provisions – Selling the Contract.”

4)	Under “CHARGES AND FEES – Charges Deducted from the Subaccounts – Optional Rider Charges,” replace the paragraphs about the “ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge” and “ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider Charge” with:

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge

1.30%	XXX %

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This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same

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as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the
Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic
Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING LifePay Plus rider upon a Quarterly Ratchet once the Lifetime
Withdrawal Phase begins. You will never pay more than the charge assessed for new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “Living Benefit Riders – ING LifePay Plus Minimum
Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider.”

Please Note: For Contracts issued on and after August 20, 2007 January 28, 2008 through [ ], 2008 with the ING LifePay Plus rider, please see Appendix[ ] - for more information.

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ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider
Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge

1.50%	XXX %

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This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the
Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic
Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING Joint LifePay Plus rider upon a Quarterly Ratchet once the Lifetime
Withdrawal Phase begins. You will never pay more than the charge assessed for new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “Living Benefit Riders – ING Joint LifePay Plus Minimum
Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider.”

Please Note: For Contracts issued on and after January 28, 2008 through [ ],
2008 with the ING Joint LifePay Plus rider, please see Appendix[ ] for more information.

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5)	Under “LIVING BENEFIT RIDERS,” replace the paragraphs about the “ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider” and “ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider” with:

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ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay
Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals reduce your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Please Note: For Contracts issued on and after January 28, 2008 through [ ], 2008 with the ING LifePay Plus rider, please see Appendix[ ] for more information.

Eligibility. Beginning on and after [ ], 2008 , you may purchase the ING LifePay Plus rider.
The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80 (owner and annuitant must age qualify). The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The ING
LifePay Plus rider is subject to broker/dealer availability. The ING LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in
“Investment Option Restrictions,” below. Please note that with the ING LifePay Plus rider, you cannot allocate contract value to a Fixed Interest Allocation at any time.

Contracts issued on and after November 1, 2004 are eligible for the ING LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract already has the ING LifePay or ING LifePay Plus rider, then you may be eligible to elect this version of the ING LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact the Customer Service Center for more information.

Rider Effective Date. The rider effective date is the date that coverage under the ING LifePay Plus rider begins. If you purchase the ING LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the ING LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

No Cancellation. Once you purchase the ING LifePay Plus rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING LifePay Plus rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase.
The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple
Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract. The ING LifePay Plus rider also terminates with certain changes in Contract ownership .
See below for more information.

Highlights. This paragraph introduces the terminology of the ING LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING
LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The ING LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the ING

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LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract value would be zero) until the annuitant’s death. The ING LifePay Plus Base is eligible for Quarterly Ratchets and 7%
Compounding Step-Ups, and subject to adjustment for any Excess Withdrawals. The ING LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The ING LifePay Plus rider allows for spousal continuation.

ING LifePay Plus Base. The ING LifePay Plus Base is first calculated when you purchase the ING LifePay
Plus rider: On the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or After the Contract date – equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

The ING LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable premium credits). We refer to the ING LifePay Plus Base as the MGWB Base in the ING LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING LifePay Plus Base. These withdrawals will not incur a surrender charge or any premium credit deduction (recapture).

Say for example the current Contract value is $90,000 on a Contract with the ING LifePay Plus rider in the
Lifetime Withdrawal Phase. The ING LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is
$5,000. Even though a withdrawal of $5,000 would reduce the Contract value to $85,000, the ING LifePay
Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the
Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a pro-rata reduction of the ING LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges or any premium credit deduction (recapture) (rather than the total amount of the withdrawal).
An Excess Withdrawal will also cause the Maximum Annual
Withdrawal to be recalculated. See Appendix [ ] , Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the ING LifePay
Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Quarterly Ratchet. The ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date) – to equal the greater of: The current ING LifePay Plus
Base; or The current Contract value (excluding any premium credits applied during the preceding 36 months).
We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING LifePay
Plus rider upon a Quarterly Ratchet. You will never pay more than the charge assessed for new issues of the
ING LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Quarterly Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the ING LifePay Plus Base

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would no longer be eligible for any Quarterly Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Quarterly Ratchet.

7% Compounding Step-Up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries once the annuitant is age 59½, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: The current ING LifePay Plus Base;
The current Contract value (excluding any premium credits applied during the preceding 36 months); and The
ING LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any premiums received
(excluding any applicable premium credits) and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 7% Compounding Step-Up.

Please note that there are no partial 7% Compounding Step-Ups. The 7% Compounding Step-Up is not pro-
rated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 7% Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date and the annuitant is at least 59½ years old.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the ING
LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the
Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a step-up.
Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal
(except those for payment of third-party investment advisory fees), SO LONG AS the annuitant is age 59½. On this date, the ING LifePay Plus Base is recalculated to equal the greater of the current ING LifePay Base or the current
Contract value (excluding any premium credits applied during the preceding 36 months). The Lifetime Withdrawal
Phase will continue until the earliest of:

1)	the date annuity payments begin (see “The Annuity Options”);

2)	reduction of the Contract value to zero by an Excess Withdrawal;

3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

4)	surrender of the Contract; or

5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual
Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum
Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the ING LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages

5%	59½ to 75

6%	76 to 80

7%	81 +


The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is

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recalculated, for example, upon a Quarterly Ratchet or 7% Compounding Step-Up. Also, the Maximum Annual
Withdrawal Percentage can increase with a Quarterly Ratchet as the annuitant grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract value (excluding any premium credits applied during the preceding 36 months) is greater than the ING LifePay Plus Base, then before the
Maximum Annual Withdrawal is first calculated, the ING LifePay Plus Base will be set equal to the Contract value (excluding any premium credits applied during the preceding 36 months). The greater the ING LifePay
Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the ING LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the ING LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual
Withdrawal. For more information about the Contract’s annuity options, see “The Annuity Options.”

Required Minimum Distributions. The ING LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual
Withdrawal without causing a pro-rata reduction of the ING LifePay Plus Base and recalculation of the
Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual
Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the
Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the
Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See Appendix [ ], Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a pro-rata reduction of the ING LifePay Plus Base and the Maximum
Annual Withdrawal to be recalculated. See Appendix [ ], Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is
available on a calendar year basis and recalculated every January, reset to equal that portion of the Required
Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Appendix [ ], Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Quarterly Ratchets or upon spousal continuation of the ING LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The ING LifePay Plus rider enters Lifetime Automatic Periodic
Benefit Status when your Contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the
ING LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime
Automatic Periodic Benefit Status: The Contract will provide no further benefits (including death benefits) other than as provided under the ING LifePay Plus rider; No further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit
Status until it terminates without value upon the annuitant’s death.

If when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters
Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

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In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic
Periodic Benefit Status is deferred until the contract anniversary on or after the annuitant is age 59½.
Once the ING LifePay Plus rider enters the
Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the annuitant’s age, multiplied by the ING LifePay
Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the
Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following contract anniversary.

Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted
Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See
“Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The ING LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

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Accepted Funds. Currently, the Accepted Funds are:

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  ING American Funds Asset Allocation Portfolio;
  ING Franklin Templeton Founding Strategy Portfolio;
  ING LifeStyle Growth Portfolio;
  ING LifeStyle Moderate Growth Portfolio;
  ING LifeStyle Moderate Portfolio;
  ING Liquid Assets Portfolio;
  ING MFS Total Return Portfolio;
  ING T. Rowe Price Capital Appreciation Portfolio;
  ING Van Kampen Equity and Income Portfolio;
  ING WisdomTreeSM Global High-Yielding Equity Index Portfolio; and
  BlackRock Global Allocation V.I. Portfolio.
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No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to
Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds:

  ING American Funds Bond Portfolio;
  ING Lehman Brothers U.S. Aggregate Bond Index Portfolio;
  ING PIMCO Core Bond Portfolio; and
  ING VP Intermediate Bond Portfolio.

You may allocate your contract value to one or more of the Fixed Allocation Funds. We consider the ING VP

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Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic
Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation
Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated among the Fixed Allocation Funds and Other Funds on any ING
LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;

3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the
Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix [ ]– Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that
Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix [ ]–
Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING
LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING
LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charges pro-rated) on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-
natural owner.

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Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “Death
Benefit Choices – Continuation After Death – Spouse”), the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the annuitant and sole owner. At that time, the ING LifePay
Plus Base is recalculated to equal the Contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In this case, the ING LifePay Plus
Base is recalculated to equal the greater of: The Contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and The last calculated ING LifePay Plus
Base, subject to pro-rata adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the annuitant is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new annuitant’s age, multiplied by the ING LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the ING LifePay Plus rider for a Contract subject to the Required Minimum
Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual
Withdrawal has been exceeded.

Please note, if the Contract value (excluding any premium credits applied during the preceding 36 months) is greater than the ING LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the ING
LifePay Plus Base will be set equal to the Contract value (excluding any premium credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated.

Contrary to the ING Joint LifePay Plus rider, spousal continuation of the ING LifePay Plus rider would likely
NOT take effect at the same time as the Contract is continued. As noted above, the ING LifePay Plus rider provides for spousal continuation only on a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the ING LifePay Plus rider, you might instead want to purchase the ING Joint LifePay
Plus rider.

Change of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charge pro-rated)
upon an ownership change or change of annuitant, except for:

1)	spousal continuation as described above;

2)	change of owner from one custodian to another custodian;

3)	change of owner from a custodian for the benefit of an individual to the same individual;

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;

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7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;

8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual; and

9)	change of owner pursuant to a court order.

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Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your Contract value is reduced to zero, any periodic payments under the ING LifePay Plus rider would not subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted. See Appendix [  ] for examples.

Loans. No loans are permitted on Contracts with the ING LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus
Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The
ING Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your Contract value to zero. You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

Please Note: For Contracts issued on and after January 28, 2008 through [ ], 2008 with the ING Joint LifePay Plus rider, please see Appendix [ ] for more information.

Eligibility. Beginning on and after [  ], 2008 , you may purchase the ING Joint LifePay Plus rider. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the death benefit becomes payable, subject to the owner, annuitant and beneficiary requirements below. The maximum issue age is 80. Both spouses must meet the issue age requirement. The issue age is the age of each owner on the rider effective date. The ING Joint LifePay Plus rider is subject to broker/dealer availability. The
ING Joint LifePay Plus rider will not be issued unless the required owner, annuitant and beneficiary designations are met, and until your contract value is allocated in accordance with the investment option restrictions described in
“Investment Option Restrictions,” below. Please note that with the ING Joint LifePay Plus rider, you cannot allocate contract value to a Fixed Interest Allocation at any time.

Contracts issued on and after November 1, 2004 are eligible for the ING Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract already has the ING Joint LifePay or ING Joint LifePay Plus rider, then you may be eligible to elect this version of the ING Joint LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact the Customer Service Center for more information.

Owner, Annuitant and Beneficiary Designations. For nonqualified contracts: Joint owners must be spouses, and one of the owners the annuitant; and For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary. For qualified contracts, there may only be one owner who must also be the annuitant, and then the owner’s spouse must also be the sole primary beneficiary. Non-natural, custodial owners are only allowed with IRAs. Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified contract. The annuitant must be the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse. We do not maintain individual owner and beneficiary designations for custodial IRAs. In no event are joint annuitants allowed. We reserve the right to verify the date of birth and social security number of both spouses.

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Rider Effective Date. The rider effective date is the date that coverage under the ING Joint LifePay Plus rider begins. If you purchase the ING Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the ING Joint LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the ING Joint LifePay Plus rider. There must be two Active Spouses when you purchase the ING Joint
LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes in ownership of the Contract, the annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive). An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay Plus rider, including continuing the ING Joint
LifePay Plus rider upon spousal continuation of the Contract. Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again. Specific situations that would result in a spouse being deactivated include:

1)	for nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;
2)	for nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); or
3)	the spouse’s death.

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An owner may also request that a spouse be deactivated. Both owners must agree when there are joint owners.
However, all charges for the ING Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason. So please be sure to understand the impact of any beneficiary or owner changes on the ING Joint LifePay Plus rider before requesting any changes. Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract. See “Divorce” below for more information.

No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you may not cancel it unless you: a)
cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING Joint LifePay Plus rider.

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING Joint LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse). The ING Joint
LifePay Plus rider also terminates with certain changes in Contract ownership
.
See below for more information.

Highlights. This paragraph introduces the terminology of the ING Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING Joint LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The ING Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the ING LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay

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you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract value would be zero) until the last Active Spouse’s death. The ING LifePay Plus Base is eligible for Quarterly Ratchets and 7%
Compounding Step-Ups, and subject to adjustment for any Excess Withdrawals. The ING Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax
Code that would otherwise be Excess Withdrawals.

The ING Joint LifePay Plus rider allows for spousal continuation.

ING LifePay Plus Base. The ING LifePay Plus Base is first calculated when you purchase the ING Joint
LifePay Plus rider: On the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or After the Contract date – equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

The ING LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable premium credits). We refer to the ING LifePay Plus Base as the MGWB Base in the ING Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING LifePay Plus Base. These withdrawals will not incur a surrender charges or any premium credit
deduction (recapture).

Say for example the current Contract value is $90,000 on a Contract with the ING Joint LifePay Plus rider in the Lifetime Withdrawal Phase. The ING LifePay Plus Base is $100,000, and the Maximum Annual
Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract value to $85,000, the
ING LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well)
since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a pro-rata reduction of the ING LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges or any premium credit deduction (recapture) (rather
than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual
Withdrawal to be recalculated. See Appendix [ ], Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the ING Joint
LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Quarterly Ratchet. The ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date) – to equal the greater of: The current ING LifePay Plus
Base; or The current Contract value (excluding any premium credits applied during the preceding 36 months).
We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING Joint
LifePay Plus rider upon a Quarterly Ratchet. You will never pay more than the charge assessed for new issues of the ING Joint LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Quarterly Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the ING
LifePay Plus Base would no longer be eligible for any Quarterly Ratchets, so the Maximum Annual
Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual

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Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Quarterly Ratchet.

7% Compounding Step-Up. The ING LifePay Plus Base is recalculated on each of the first five contract anniversaries once the youngest Active Spouse is age 65, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: The current ING LifePay Plus
Base; The current Contract value (excluding any premium credits applied during the preceding 36 months); and
The ING LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any premiums received
(excluding any applicable premium credits) and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 7% Compounding Step-Up.

Please note that there are no partial 7% Compounding Step-Ups. The 7% Compounding Step-Up is not pro-
rated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 7% Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date and the youngest Active Spouse is at least 65 years old.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the ING
Joint LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the
Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a step-up.
Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal
(except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 59½. On this date, the ING LifePay Plus Base is recalculated to equal the greater of the current ING LifePay
Base or the current Contract value (excluding any premium credits applied during the preceding 36 months). The
Lifetime Withdrawal Phase will continue until the earliest of:

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1)	the date annuity payments begin (see “The Annuity Options”);

2)	reduction of the Contract value to zero by an Excess Withdrawal;

3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

4)	surrender of the Contract;

5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or

6)	the last Active Spouse dies.

The ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status”
below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING Joint
Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum
Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable
Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the ING
LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

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Ages
4%	59½ to 64

5%	65 to 75

6%	76 to 80

7%	81 +

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The Maximum Annual Withdrawal thereafter is recalculated whenever the ING LifePay Plus Base is recalculated, for example, upon a Quarterly Ratchet or 7% Compounding Step-Up. Also, the Maximum
Annual Withdrawal Percentage can increase with a Quarterly Ratchet as the younger Active Spouse grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract value (excluding any premium credits applied during the preceding 36 months) is greater than the ING LifePay Plus Base, then before the
Maximum Annual Withdrawal is first calculated, the ING LifePay Plus Base will be set equal to the Contract value (excluding any premium credits applied during the preceding 36 months). The greater the ING LifePay
Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the ING Joint
LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the ING Joint LifePay Plus rider is in the Lifetime Withdrawal
Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum
Annual Withdrawal. For more information about the Contract’s annuity options, see “The Annuity Options.”

Required Minimum Distributions. The ING Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual
Withdrawal without causing a pro-rata reduction of the ING LifePay Plus Base and recalculation of the
Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual
Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the
Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the
Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See Appendix [ ], Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a pro-rata reduction of the ING LifePay Plus Base and the Maximum
Annual Withdrawal to be recalculated. See Appendix [ ], Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is
available on a calendar year basis and recalculated every January, reset to equal that portion of the Required
Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Appendix [ ], Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Quarterly Ratchets or upon spousal continuation of the ING Joint LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The ING Joint LifePay Plus rider enters Lifetime Automatic
Periodic Benefit Status when your Contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the ING Joint LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: The Contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay Plus rider; No further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic
Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to

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date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters
Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic
Periodic Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 59½.
Once the ING Joint
LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the ING LifePay Plus Base. If an Active Spouse were to die while Lifetime Automatic Periodic
Benefit Status is deferred, then when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit
Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the
Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following contract anniversary.

Investment Option Restrictions. While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted
Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See
“Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The ING Joint LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

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Accepted Funds. Currently, the Accepted Funds are:

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  ING American Funds Asset Allocation Portfolio;
  ING Franklin Templeton Founding Strategy Portfolio;
  ING LifeStyle Growth Portfolio;
  ING LifeStyle Moderate Growth Portfolio;
  ING LifeStyle Moderate Portfolio;
  ING Liquid Assets Portfolio;
  ING MFS Total Return Portfolio;
  ING T. Rowe Price Capital Appreciation Portfolio;
  ING Van Kampen Equity and Income Portfolio;
  ING WisdomTreeSM Global High-Yielding Equity Index Portfolio; and
  BlackRock Global Allocation V.I. Portfolio.


No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to
Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Fund are:

· ING American Funds Bond Portfolio;

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  ING Lehman Brothers U.S. Aggregate Bond Index Portfolio;
  ING PIMCO Core Bond Portfolio; and
  ING VP Intermediate Bond Portfolio.

You may allocate your contract value to one or more Fixed Allocation Funds. We consider the ING VP
Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic
Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation
Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated among the Fixed Allocation Funds and Other Funds on any ING
Joint LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;

3)	withdrawals from the Fixed Allocation Funds or Other Funds.


Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the
Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix [  ] – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that
Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix [ ] –
Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING
Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the
ING Joint LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Divorce. Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the ING Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal would be considered a withdrawal for purposes of the ING LifePay Plus Base. See “ING LifePay Plus Base - Withdrawals
and Excess Withdrawals” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the amount of your periodic payments. Payments will continue until both spouses are deceased.

Death of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charges pro-
rated) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.


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Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “Death
Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse is an Active Spouse. At that time, the ING LifePay Plus Base is recalculated to equal the greater of: The Contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and the last calculated ING LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 59½. The Maximum Annual Withdrawal is
recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the last Active
Spouse’s age, multiplied by the ING LifePay Plus Base. There is no adjustment to the Additional Withdrawal
Amount upon spousal continuation of the ING Joint LifePay Plus rider for a Contract subject to the Required
Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the
Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract value (excluding any premium credits applied during the preceding 36 months) is greater than the ING LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the ING
LifePay Plus Base will be set equal to the Contract value (excluding any premium credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated.

Change of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charge pro-
rated) upon an ownership change or change of annuitant, except for:

1)	spousal continuation as described above;

2)	change of owner from one custodian to another custodian;

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3)	change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	for nonqualified contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;
7)	for nonqualified contracts only, the removal of a joint owner, provided the removed joint owner is an
Active Spouse and becomes the sole primary beneficiary; and
8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.


Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal. Excess
Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your
Contract value is reduced to zero, any periodic payments under the ING Joint LifePay Plus rider would not subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the
Mortality and Expense Risk Charge) would be deducted. See Appendix [ ] for examples.

Loans. No loans are permitted on Contracts with the ING Joint LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING Joint LifePay
Plus Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

6) New APPENDIX [  ] has examples of withdrawals under these riders:

APPENDIX [  ]

ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples

The following example shows the adjustment to the Maximum Annual Withdrawal amount for a withdrawal before the Lifetime Withdrawal Phase has begun.

Illustration 1: Adjustment to the ING LifePay Plus Base for a withdrawal taken prior to the Lifetime
Withdrawal Phase.

Assume the Annuitant is age 55 and the first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. Because the ING LifePay Plus Rider is not yet eligible to enter the Lifetime Withdrawal Phase, there is no Maximum Annual Withdrawal and the entire withdrawal is considered excess.

If the ING LifePay Plus Base and Account Value before the withdrawal are $100,000 and $90,000, respectively, then the ING LifePay Plus Base will reduce by 3.33% ($3,000/$90,000) to $96,667 ((1 - 3.33%)* $100,000).

Any additional withdrawals taken prior to the Annuitant reaching age 59½ will also result in an immediate pro-rata reduction to the ING LifePay Plus Base.

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:


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Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the
Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract value before this withdrawal is $50,000, and the Contract value is $49,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual
Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the
Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also
assume RMDs, applicable to this contract, are $6,000 and $5,000 for 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007, a withdrawal of $5,000 is taken which exhausts the Maximum
Annual Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the

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existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000). Note that while the Maximum Annual
Withdrawal has been exhausted, it is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2009 to take the newly calculated Additional Withdrawal Amount of
$1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000 - $5,000). Note that the Additional Withdrawal Amount of
$1,000 from the 2008 calendar year carries over into the 2009 calendar year and is available for withdrawal.

Illustration 5: A withdrawal exceeds the Maximum Annual Withdrawal amount and the Additional
Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $3,500 net, with $0 of surrender charges. Total net withdrawals taken, $8,000, exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, $6,000, and there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $8,000 ($3,000 + $1,500 + $3,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the sum of the Maximum Annual
Withdrawal and the Additional Withdrawal Amount ($8,000 - $6,000 = $2,000), and the amount of the current gross withdrawal ($3,500).

If the Contract value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by
4.00% ($2,000 / $50,000) to $4,800 ((1 - 4.00%) * $5,000).

Illustration 6: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the
Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

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If the Contract value after the part of the gross withdrawal that was within the Maximum Annual
Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to
$4,899 ((1 - 2.02%) * $5,000).

Another withdrawal is taken during that same contract year in the amount of $400 net, with $100 of surrender charges. Total gross withdrawals during the contract year are $6,500 ($3,000 + $1,500 + $1,500 + $500). The adjustment to the MAW is the lesser of the amount by which the total gross withdrawals for the year exceed the
Maximum Annual Withdrawal, $1,500, and the amount of the current gross withdrawal, $500.

If the Contract value before this withdrawal is $48,500, then the Maximum Annual Withdrawal is reduced by 1.03% ($500 / $48,500) to $4,849 ((1 – 1.03%) * $4,899).

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PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York:
-	Report of Independent Registered Public Accounting Firm
-	Balance Sheets - Statutory Basis as of December 31, 2007 and 2006
-	Statements of Operations - Statutory Basis for the years ended December 31, 2007,
2006 and 2005
-	Statements of Changes in Capital and Surplus - Statutory Basis for the years ended
December 31, 2007, 2006 and 2005
-	Statements of Cash Flows - Statutory Basis for the years ended December 31, 2007,
2006 and 2005
-	Notes to Financial Statements – Statutory Basis
Financial Statements of Separate Account NY-B:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2007
-	Statements of Operations for the year ended December 31, 2007
-	Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006
-	Notes to Financial Statements

Exhibits:
(b)
(1)		Resolution of the board of directors of ReliaStar Life Insurance Company of New York authorizing the establishment of the Registrant, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(2)		Custodial Agreement between Registrant and the Bank of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(3)	(a)	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to the initial filing of a registration statement on Form N-4 for
ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(b)	Dealers Agreement, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File
Nos. 333-85618, 811-07935).

	(c)	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective
Amendment No. 10 to a Registration Statement on Form N-4 for ReliaStar Life Insurance

Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 12, 2007 (File Nos. 333-115515, 811-07935).

(4)	(a)	Flexible Premium Deferred Combination Variable and Fixed Annuity Contract (RLNY-IA-
1090), incorporated herein by reference to Pre-Effective Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on November 18, 2002
(File Nos. 333-85618, 811-07935).

	(b)	Premium Credit Rider (RLNY-RA-1089), incorporated herein by reference to Pre-Effective
Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

	(c)	Premium Credit Disclosure (RLNY-DS-1093), incorporated herein by reference to Pre-
Effective Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

	(d)	403(b) Rider (RLNY-RA-1036), incorporated herein by reference to Post-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

	(e)	Simple Individual Retirement Annuity Rider (Group) (RLNY-RA-1026)(12/02)(CA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 17, 2003
(File Nos. 333-85618, 811-07935).

	(f)	Simple Individual Retirement Annuity Rider (RLNY-RA-1026)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-
85618, 811-07935).

	(g)	Roth Individual Retirement Annuity Rider (Group) (RLNY-RA-1038)(12/02)(CA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File
Nos. 333-85618, 811-07935).

	(h)	Roth Individual Retirement Annuity Rider (RLNY-RA-1038)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-
85618, 811-07935).

	(i)	Individual Retirement Annuity Rider (Group) (RLNY-RA-1009)(12/02)(CA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B

filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-
85618, 811-07935).

(j)	Section 72 Rider (Group) (FG-RA-1002-08/97), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-07935).

(k)	Section 72 Rider (Individual) (FG-RA-1001-08/95), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-07935).

(l)	Individual Retirement Annuity Rider (RLNY-RA-1009)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-
07935).

(m)	Minimum Guaranteed Accumulation Benefit Rider (RLNY-RA-2024), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on September 20, 2004 (File Nos.
333-115515, 811-07935).

(n)	Minimum Guaranteed Income Benefit Rider (RLNY-RA-2025) (10/06), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on June 4, 2007 (File Nos. 333-85618,
811-07935).

(o)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-2026), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on September 20, 2004
(File Nos. 333-115515, 811-07935).

(p)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-3023), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File
Nos. 333-85618, 811-07935).

(q)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-3029), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File
Nos. 333-85618, 811-07935).

(r)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay
Plus), incorporated herein by reference to Post-Effective Amendment No. 27 to a

Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on December
12, 2007 (File Nos. 333-85618, 811-07935).

	(s)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint LifePay
Plus), incorporated herein by reference to Post-Effective Amendment No. 27 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on December
12, 2007 (File Nos. 333-85618, 811-07935).

(5)	(a)	New York Variable Annuity Application (RLNY-AA-2031) (08/07) (140326),
incorporated herein by reference to Post-Effective Amendment No. 23 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on August 28, 2007
(File Nos. 333-85618, 811-07935).

	(b)	New York Variable Annuity Application (RLNY-AA-2031) (04/08) (140326),
incorporated herein by reference to Post-Effective Amendment No. 13 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 9, 2008 (File
Nos. 333-115515, 811-07935).

(6)	(a)	Articles of Incorporation of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 filed with the Securities and Exchange Commission on March 6, 1998 (File Nos. 333-47527, 811-
03427).

	(b)	By-Laws of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 with the Securities and
Exchange Commission on March 6, 1998 (File Nos. 333-47527, 811-03427).

	(c)	Resolution of board of directors for Powers of Attorney, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(7)		Not applicable.

(8)	(a)	Services Agreement effective November 8, 1996 between Directed Services, Inc. and First
Golden American Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(b)	Administrative Services Agreement effective November 8, 1996 between First Golden
American Life Insurance Company of New York and Golden American Life Insurance
Company, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618,
811-07935).

(c)	Asset Management Agreement effective March 30, 1998 between ReliaStar Life Insurance
Company of New York and ING Investment Management LLC, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(d)	Participation Agreement entered into as of the 2nd day of September, 2003, as amended and restated on May 17, 2004 by and among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments,
LLC, Directed Services, Inc., American Funds Insurance Series and Capital Research and
Management Company, incorporated herein by reference to Post-Effective Amendment
No. 8 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with Securities and Exchange Commission on August
1, 2005 (File Nos. 333-70600, 811-05626).

(e)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4
(File No. 033-75962), as filed on June 15, 2007.

(f)	Participation Agreement enter into as of 28th day of April, 2000 between ReliaStar Life
Insurance Company of New York, ING Variable Insurance Trust, ING Mutual Funds
Management Co. LLC and ING Funds Distributor, Inc. incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(g)	Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Products Trust, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on April 5,
2002 (File Nos. 333-85618, 811-07935).

(h)	Form of Participation Agreement between ReliaStar Life Insurance Company of New
York, ProFunds and ProFund Advisors LLC incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
April 5, 2002 (File Nos. 333-85618, 811-07935).

(i)	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No.
17 filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
February 1, 2007 (File Nos. 333-85618, 811-07935).

	(j)	Amendment to Participation Agreement as of June 5, 2007 by and between Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and
Directed Services, LLC, incorporated herein by reference to Pre-Effective Amendment No.
1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on July
6, 2007 (File Nos. 333-139695, 811-07935).

	(k)	Letter Agreement dated May 16, 2007 between ReliaStar Life Insurance Company of New
York, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable
Insurance Products Fund II and Variable Insurance Products Fund V, incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4
(File No. 333-139695), as filed on September 5, 2007.

	(l)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16,
2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.

	(m)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of the 16th day of October, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc.
incorporated by reference to Post-Effective Amendment No. 43 to a Registration Statement
on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-
05626)

(9)		Opinion and Consent of Counsel, TO BE FILED BY AMENDMENT.

(10)		Consent of Independent Registered Public Accounting Firm, TO BE FILED BY
AMENDMENT.

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney, incorporated herein by reference to Post-Effective Amendment No. 28 filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
April 10, 2008 (File Nos. 333-85618, 811-07935).

ITEM 25:	DIRECTORS AND OFFICERS OF THE DEPOSITOR
Name	Principal Business Address	Positions and Offices with Depositor

Name	Principal Business Address	Positions and Offices with Depositor

Donald W. Britton*	5780 Powers Ferry Road	President, Chief Executive Officer,
	Atlanta, GA 30327-4390	Chairman and Director

David A. Wheat*	5780 Powers Ferry Road	Executive Vice President, Chief Financial
	Atlanta, GA 30327-4390	Officer and Director

William D. Bonneville	1000 Woodbury Road,	Executive Vice President and Chief
	Suite 208	Administrative Officer
Woodbury, NY 11797

James R. Gelder*	1250 Capital of Texas Hwy. S.	Director
Building 2, Suite 125
Austin, TX 78746

Catherine H. Smith*	One Orange Way	Director
Windsor, CT 06095-4774

R. Michael Conley*	2910 Holly Lane	Director
Plymouth, MN 55447

Carol V. Coleman*	1000 Woodbury Road	Director
Suite 208
Woodbury, NY 11797

James F. Lille*	46 Hearthstone Drive	Director
Gansevoort, NY 12831

Charles B. Updike*	60 East 42nd Street	Director
New York, NY 10165

Ross M. Weale*	56 Cove Rd.	Director
South Salem, NY 10590

Robert P. Browne*	5780 Powers Ferry Road	Director and Vice President, Investments
Atlanta, GA 30327-4390

Howard L. Rosen*	1475 Dunwoody Drive	Director, Vice President and Appointed
	West Chester, PA 19380-1478	Actuary

Brian D. Comer*	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774

Curtis W. Olson*	20 Washington Avenue South	Director and Senior Vice President
Minneapolis, MN 55401

Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President

Name	Principal Business Address	Positions and Offices with Depositor
West Chester, PA 19380-1478

Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390

David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401

Valerie G. Brown	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 3027-4390

Michael L. Emerson	20 Washington Avenue South	CEO, ING Re
Minneapolis, MN 55401

John F. Todd	One Orange Way	General Counsel
Windsor, CT 06095-4774

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney, Exhibit 13 attached.

ITEM 26:	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company
(File No. 333-105479), as filed with the Securities and Exchange Commission on April 11, 2008.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of April 30, 2008 there are 3,061 qualified contract owners and 1,915 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ReliaStar Life Insurance Company of New York (“RLNY”) shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of RLNY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

RLNY may also, to the extent permitted by law, indemnify any other person who is or was serving RLNY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings,
Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50%
or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company (“ING USA”). Directed Services
LLC is the principal underwriter for Separate Account A, Separate Account B, Separate Account EQ of
ING USA, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate
Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of
Directed Services LLC, the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name	Principal Business Address	Positions and Offices with Underwriter
A. Bayard Closser		Director and President
Robert J. Hughes		Director
Shaun P. Mathews	10 State House Square	Director and Executive Vice President
Hartford, CT 06103
Richard E. Gelfand		Chief Financial Officer

Name	Principal Business Address	Positions and Offices with Underwriter
Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258
Michael J. Roland	7337 E Doubletree Ranch Road,	Senior Vice President and Assistant
	Scottsdale, AZ 85258	Secretary
Laurie M. Tillinghast	10 State House Square	Senior Vice President
Hartford, CT 06103
Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169
Beth G. Shanker	1290 Broadway	Broker Dealer Chief Compliance Officer
Denver, CO. 80203
Joseph M. O’Donnell	7337 E Doubletree Ranch Road	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President
Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258
William A. Evans	10 State House Square	Vice President
Hartford, CT 06103
Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258
David S. Pendergrass	7337 E Doubletree Ranch Road	Vice President and Treasurer
Scottsdale, AZ 85258
Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401
Diana R. Cavender	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Randall K. Price	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
G. Stephen Wastek	7337 E Doubletree Ranch Road	Assistant Secretary
Scottsdale, AZ 85258
Bruce Kuennen		Attorney-in-Fact

(c)
	2007 Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$553,818,186	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: ReliaStar Life Insurance Company of New York at 1000
Woodbury Road, Suite 208, Woodbury, NY 11797 and 1475 Dunwoody Drive, West Chester, PA
19380.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant hereby undertakes to mail notices to current contract owners promptly after the happening of significant events related to the guarantee issued by ReliaStar Life Insurance Company of New York with respect to allocation of contract value to a series of the ING GET U.S. Core Portfolio (the
“Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a contract owner’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ReliaStar Life Insurance Company of New
York; or (iv) a reduction in the credit rating of ReliaStar Life Insurance Company of New York’s long-
term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant’s prospectus, an offer to supply the most recent annual and/or quarterly report of each of ReliaStar Life Insurance
Company of New York, or their successors to the Guarantee, free of charge, upon a contract owner’s request.

REPRESENTATIONS

1.	The account meets definition of a “separate account” under federal securities laws.

2.	ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of
New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
ReliaStar Life Insurance Company of New York Separate Account NY-B, has duly caused this Post-
Effective Amendment to Registration Statement to be signed on its behalf in the City of West Chester,
Commonwealth of Pennsylvania, on the 28th day of May, 2008.

SEPARATE ACCOUNT NY-B
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
OF NEW YORK
(Depositor)

By:

______________________________ Donald W. Britton* President (principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on May 28, 2008.

Signature	Title
President, Chief Executive Officer, Chairman and

Donald W. Britton*	Director
(principal executive officer)

Chief Accounting Officer

Steven T. Pierson*
DIRECTORS OF THE DEPOSITOR
Signature	Title
Chief Financial Officer

Signature	Title
David A. Wheat*	(principal accounting officer)

____________________ James R. Gelder*

____________________ Donald W. Britton*

____________________ Catherine H. Smith*

____________________ R. Michael Conley*

____________________ Carol V. Coleman*

____________________ James F. Lille*

____________________ Charles B. Updike*

____________________ Ross M. Weale*

____________________ Brian D. Comer*

____________________ Curtis W. Olson*

____________________ Robert P. Browne*

____________________ Howard L. Rosen*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.